EQ ADVISORS TRUSTSM

EQ/PIMCO Total Return ESG Portfolio

EQ/Quality Bond PLUS Portfolio

Multimanager Core Bond Portfolio

SUPPLEMENT DATED DECEMBER 3, 2025 TO THE SUMMARY PROSPECTUS, PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2025, AS SUPPLEMENTED

This Supplement updates certain information contained in the Summary Prospectus, Prospectus and Statement of Additional Information (“SAI”) of EQ Advisors Trust (“Trust”) dated May 1, 2025, as supplemented. You should read this Supplement in conjunction with the Summary Prospectus, Prospectus and SAI and retain it for future reference. You may view, print, and download these documents, free of charge, at the Trust’s website at https://equitable-funds.com.

The following changes are being made to the Summary Prospectus, Prospectus and SAI:

Effective November 13, 2025, Mark Kiesel of Pacific Investment Management Company LLC (“PIMCO”) no longer serves as a member of the team that is responsible for the securities selection, research and trading for the EQ/PIMCO Total Return ESG Portfolio and for the Active Allocated Portions of the EQ/Quality Bond PLUS Portfolio and Multimanager Core Bond Portfolio. All references to Mark Kiesel in the Summary Prospectus, Prospectus and SAI are deleted.

Effective immediately, Qi Wang of PIMCO no longer serves as a member of the team that is responsible for the securities selection, research and trading for the EQ/PIMCO Total Return ESG Portfolio. All references to Qi Wang in the Summary Prospectus, Prospectus and SAI are deleted.

The section of the Summary Prospectus and Prospectus entitled “EQ/PIMCO Total Return ESG Portfolio — WHO MANAGES THE PORTFOLIO — Sub-Adviser: Pacific Investment Management Company LLC (“PIMCO” or the “Sub-Adviser”)” is amended by deleting the table in its entirety and replacing it with the following:

Name	Title	Date Began Managing the Portfolio
Mohit Mittal	CIO Core Strategies and Managing Director of PIMCO	December 2019
Jelle Brons, CFA®	Executive Vice President and Portfolio Manager of PIMCO	March 2022
Mike Cudzil	Managing Director and Portfolio Manager of PIMCO	November 2025
Vinayak Seshasayee	Executive Vice President and Portfolio Manager of PIMCO	November 2025

The section of the Summary Prospectus and Prospectus entitled “EQ/Quality Bond PLUS Portfolio — WHO MANAGES THE PORTFOLIO — Sub-Adviser: Pacific Investment Management Company LLC (“PIMCO” or the “Sub-Adviser”)” is amended by deleting the table in its entirety and replacing it with the following:

Name	Title	Date Began Managing the Portfolio
Mohit Mittal	CIO Core Strategies and Managing Director of PIMCO	December 2019
Mike Cudzil	Managing Director and Portfolio Manager of PIMCO	October 2022
Vinayak Seshasayee	Executive Vice President and Portfolio Manager of PIMCO	November 2025

The section of the Summary Prospectus and Prospectus entitled “Multimanager Core Bond Portfolio — WHO MANAGES THE PORTFOLIO — Sub-Adviser: Pacific Investment Management Company LLC (“PIMCO” or the “Sub-Adviser”)” is amended by deleting the table in its entirety and replacing it with the following:

Name	Title	Date Began Managing the Portfolio
Mohit Mittal	CIO Core Strategies and Managing Director of PIMCO	December 2019
Mike Cudzil	Managing Director and Portfolio Manager of PIMCO	October 2022
Vinayak Seshasayee	Executive Vice President and Portfolio Manager of PIMCO	November 2025

The section of the Prospectus entitled “Management of the Trust — The Sub-Advisers — Pacific Investment Management Company LLC” is amended by deleting the third paragraph in its entirety and replacing it with the following:

Mohit Mittal, Mike Cudzil and Vinayak Seshasayee are members of the team responsible for investment decisions for the Active Allocated Portions of the EQ/Quality Bond PLUS Portfolio and Multimanager Core Bond Portfolio. Mohit Mittal, Jelle Brons, CFA®, Mike Cudzil and Vinayak Seshasayee are members of the team responsible for investment decisions for the EQ/PIMCO Total Return ESG Portfolio.

Mohit Mittal is CIO Core Strategies and a managing director. He manages multi-sector portfolios and is a senior member of liability-driven investment, total return, dynamic bond, and credit portfolio management teams. He joined PIMCO in 2007.

Jelle Brons, CFA® is an executive vice president, specializing in global investment grade credit. He is a member of the ESG portfolio management team, focusing on credit. He joined PIMCO in 2005.

Mike Cudzil is a managing director and a generalist portfolio manager. He serves as a senior member of the total return portfolio management team, co-lead of the liability-driven investment portfolio management team, and lead of the U.S. inflation portfolio management team. He joined PIMCO in 2012.

Vinayak Seshasayee is an executive vice president and generalist portfolio manager. He is a member of PIMCO’s Americas portfolio committee. He joined PIMCO in 2013.

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The section of the SAI entitled “Appendix B — EQ Advisors Trust — Portfolio Manager Information — Pacific Investment Management Company LLC” is amended to include the following information:

Pacific Investment Management Company LLC (“PIMCO” or “Sub-Adviser”)

Portfolio Manager	Presented below for each portfolio manager is the number of other accounts managed by the portfolio manager and the total assets in the accounts managed within each category as September 30, 2025						Presented below for each of the categories is the number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts		Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets

EQ/PIMCO Total Return ESG Portfolio

Vinayak Seshasayee	1	$7,509M	5	$4,555M	59	$22,395M	—	—	—	—	7	$3,662M

EQ/Quality Bond PLUS Portfolio

Vinayak Seshasayee	1	$7,509M	5	$4,555M	59	$22,395M	—	—	—	—	7	$3,662M

Multimanager Core Bond Portfolio

Vinayak Seshasayee	1	$7,509M	5	$4,555M	59	$22,395M	—	—	—	—	7	$3,662M

Ownership of Shares of the Portfolios as of September 30, 2025

Portfolio Manager	None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	over $1,000,000

EQ/PIMCO Total Return ESG Portfolio

Vinayak Seshasayee	X

EQ/Quality Bond PLUS Portfolio

Vinayak Seshasayee	X

Multimanager Core Bond Portfolio

Vinayak Seshasayee	X